Provisions - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provision matrix [line items]
Provisions	€ 13,225	€ 14,686	€ 14,489	€ 14,459	€ 14,494
Provision for pensions and other employment defined benefit obligations
Disclosure of provision matrix [line items]
Provisions	5,558		6,345	6,576	6,356
Provision for other long term employee benefits
Disclosure of provision matrix [line items]
Provisions	1,239		1,686	1,712	1,916
Provision for taxes and other legal contingencies
Disclosure of provision matrix [line items]
Provisions	3,174		3,181	2,994
Provision for contingent liabilities and commitments
Disclosure of provision matrix [line items]
Provisions	779	€ 814	617	459	€ 618
Other provisions member
Disclosure of provision matrix [line items]
Provisions	€ 2,475		€ 2,660	€ 2,718